Reinsurance (Tables)	12 Months Ended
Dec. 31, 2024
Reinsurance Disclosures [Abstract]
Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses
The effect of assumed and ceded reinsurance on premiums written, premiums earned and losses and loss adjustment expenses for the twelve months ended December 31, 2024, 2023 and 2022 was as follows:

	Twelve Months Ended December 31,
	2024	2023	2022
	($ in millions)
Premiums written:
Insurance	$2,723.5	$2,446.6	$2,531.7
Reinsurance	1,885.8	1,521.0	1,807.0
Ceded	(1,666.7)	(1,385.7)	(1,442.7)
Net written premiums	$2,942.6	$2,581.9	$2,896.0

Premiums earned:
Insurance	$2,565.7	$2,444.8	$2,370.8
Reinsurance	1,822.1	1,562.0	1,617.2
Ceded	(1,498.1)	(1,392.3)	(1,299.3)
Net earned premiums	$2,889.7	$2,614.5	$2,688.7

Losses and loss adjustment expenses:
Insurance	$1,759.1	$1,644.5	$1,574.2
Reinsurance	915.8	707.2	939.5
Ceded	(957.1)	(798.7)	(833.7)
Losses and loss adjustment expenses	$1,717.8	$1,553.0	$1,680.0

Short-duration Insurance Contracts, Claims Development
The following tables show an analysis of incurred claims and allocated loss adjustment expenses, net of reinsurance and cumulative paid claims and allocated claim adjustment expenses, net of reinsurance for each of the years ended December 31, 2015 through 2024. Under the LPT agreement, the Company has reinsured net losses incurred on all accident years 2019 and prior. This has resulted in IBNR in the loss development triangles for 2019 and prior to be Nil. The loss development triangles are derived from all business written by the Company as although a limited number of contracts are written which have durations of greater than one year the contracts do not meet the definition of a long duration contract. All amounts included in the following tables related to transactions denominated in a foreign currency have been translated into U.S. Dollars using the exchange rates in effect at December 31, 2024.
The Company has chosen to disaggregate the business in its Insurance segment, for the purposes of these loss development triangles as: Property; Casualty; Marine, Aviation and Energy; and Financial and Professional insurance lines. The Company considers that this presentation of its Insurance lines loss development triangles more precisely reflects meaningful trending information. The Company presents its loss development triangles for the Reinsurance segment in line with the reportable reinsurance lines: Property Catastrophe and Other Property; Casualty; and Specialty.

	Property Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2024
											Total of IBNR Plus Expected Development on Reported Claims
	For the Years Ended December 31,											Cumulative Number of Reported Claims
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$236.0	$201.7	$196.5	$198.8	$199.4	$196.3	$192.3	$192.3	$192.3	$192.3	$—	11,558
2016		235.8	246.8	241.8	243.1	244.4	233.4	232.6	232.6	232.6	—	10,752
2017			292.5	255.6	248.8	250.1	272.1	180.4	180.4	180.4	—	9,711
2018				198.7	200.8	184.8	194.7	184.4	184.4	184.4	—	8,202
2019					124.3	128.3	102.2	189.0	189.0	189.0	—	6,863
2020						202.0	197.5	207.0	212.5	213.0	23.0	7,648
2021							206.3	201.0	194.6	191.1	9.2	6,770
2022								166.0	173.2	170.9	13.5	5,801
2023									150.8	130.1	44.3	4,056
2024										132.6	84.2	1,879
									Total	$1,816.4

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$56.7	$140.2	$167.4	$176.4	$192.6	$191.3	$192.3	$192.3	$192.3	$192.3
2016		66.3	167.3	199.5	221.0	230.3	233.4	232.6	232.6	232.6
2017			95.5	186.4	219.0	239.7	233.6	180.4	180.4	180.4
2018				60.9	156.1	178.4	172.1	184.4	184.4	184.4
2019					48.5	89.9	97.7	189.0	189.0	189.0
2020						60.7	123.7	151.2	169.0	178.2
2021							58.4	119.2	150.6	162.9
2022								41.0	113.2	143.4
2023									29.8	65.2
2024										19.1
									Total	$1,547.5

		All outstanding liabilities for 2015 and subsequent years, net of reinsurance								$268.9
			All outstanding liabilities before 2015, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$268.9

	Casualty Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2024
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$199.8	$219.8	$182.3	$199.4	$232.0	$230.3	$255.6	$178.9	$178.9	$178.9	$—	4,843
2016		213.3	184.3	179.4	185.8	196.9	241.3	122.9	122.9	122.9	—	4,850
2017			177.9	171.4	175.1	192.5	213.3	60.2	60.2	60.2	—	5,536
2018				120.4	123.3	133.3	162.6	42.6	42.6	42.6	—	5,500
2019					122.9	145.2	152.0	48.1	48.1	48.1	—	5,217
2020						131.8	140.4	139.4	145.5	151.8	38.1	3,888
2021							171.9	186.9	196.1	194.6	81.7	3,679
2022								202.4	212.9	208.7	119.4	3,594
2023									223.1	233.8	156.0	3,105
2024										235.6	203.2	1,782
									Total	$1,477.2

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$3.1	$16.6	$55.7	$91.0	$136.2	$165.0	$178.9	$178.9	$178.9	$178.9
2016		4.1	22.3	39.1	80.6	107.2	122.0	122.9	122.9	122.9
2017			3.5	22.5	51.8	94.8	88.1	60.2	60.2	60.2
2018				3.1	27.5	42.1	57.3	42.6	42.6	42.6
2019					6.2	17.2	63.7	48.1	48.1	48.1
2020						—	9.3	36.0	61.1	91.5
2021							3.1	23.3	53.5	91.3
2022								8.9	26.6	46.4
2023									5.5	3.3
2024										36.0
									Total	$721.2

		All outstanding liabilities for 2015 and subsequent years, net of reinsurance								$756.0
		All outstanding liabilities before 2015, net of reinsurance								—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$756.0

	Marine, Aviation and Energy Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2024
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$294.2	$296.0	$278.7	$283.6	$307.2	$309.9	$317.2	$266.0	$266.0	$266.0	$—	4,079
2016		257.8	228.1	226.4	227.0	216.8	218.6	196.2	196.2	196.2	—	4,437
2017			208.5	199.5	206.0	213.6	224.9	135.3	135.3	135.3	—	6,080
2018				169.3	206.4	207.5	234.5	149.9	149.9	149.9	—	5,201
2019					144.6	152.2	122.7	107.0	107.0	107.0	—	3,699
2020						109.6	110.7	125.0	126.1	150.9	33.5	3,866
2021							92.2	95.1	94.7	96.5	11.9	4,787
2022								107.2	105.3	112.7	25.7	5,410
2023									116.6	110.3	20.8	3,997
2024										109.6	62.3	2,358
									Total	$1,434.4

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$44.5	$122.2	$172.6	$192.2	$220.1	$255.8	$267.5	$266.0	$266.0	$266.0
2016		30.9	81.7	140.6	162.3	188.7	191.7	196.2	196.2	196.2
2017			40.0	97.1	139.7	167.7	149.3	135.3	135.3	135.3
2018				26.6	104.2	132.5	150.5	149.9	149.9	149.9
2019					33.3	72.1	89.3	107.0	107.0	107.0
2020						28.5	66.4	88.5	100.9	109.2
2021							23.5	52.2	64.4	70.4
2022								24.9	57.5	73.5
2023									27.8	73.2
2024										32.4
									Total	$1,213.1

		All outstanding liabilities for 2015 and subsequent years, net of reinsurance								$221.3
			All outstanding liabilities before 2015, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$221.3

	Financial and Professional Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2024
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$171.7	$173.0	$183.1	$187.0	$188.0	$183.0	$195.8	$144.4	$144.4	$144.4	$—	1,082
2016		188.1	209.1	213.5	199.6	182.8	184.3	133.0	133.0	133.0	—	1,244
2017			203.7	179.7	184.6	185.2	206.8	134.4	134.4	134.4	—	1,758
2018				153.6	169.3	150.7	159.7	109.7	109.7	109.7	—	4,645
2019					245.9	258.1	236.3	130.8	130.8	130.8	—	23,819
2020						345.2	345.5	336.2	349.8	352.2	73.7	106,042
2021							283.9	301.6	293.5	294.8	86.2	34,963
2022								314.1	299.8	268.6	121.3	3,356
2023									338.5	347.6	169.1	3,385
2024										423.2	292.3	3,756
									Total	$2,338.7

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$13.6	$43.2	$69.7	$88.7	$108.8	$137.7	$150.1	$144.4	$144.4	$144.4
2016		14.8	70.6	100.7	128.7	124.6	129.2	133.0	133.0	133.0
2017			27.0	50.9	82.7	115.8	133.5	134.4	134.4	134.4
2018				18.3	72.3	97.6	109.8	109.7	109.7	109.7
2019					26.8	86.2	120.4	130.8	130.8	130.8
2020						47.3	120.8	173.7	225.0	240.0
2021							43.1	90.0	131.1	161.9
2022								17.7	75.1	113.4
2023									21.3	100.6
2024										89.2
									Total	$1,357.4

		All outstanding liabilities for 2015 and subsequent years, net of reinsurance								$981.3
			All outstanding liabilities before 2015, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$981.3

	Property Catastrophe and Other Property Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2024
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$206.7	$181.1	$171.5	$151.4	$166.8	$166.9	$173.0	$151.9	$151.9	$151.9	$—	1,045
2016		257.2	257.2	256.8	236.3	231.8	224.3	221.7	221.7	221.7	—	1,281
2017			544.8	524.9	508.1	496.9	568.9	431.8	431.8	431.8	—	1,940
2018				303.7	329.7	320.5	511.7	283.0	283.0	283.0	—	1,804
2019					209.9	225.0	316.3	157.5	157.5	157.5	—	1,399
2020						312.2	394.2	340.7	352.9	365.2	5.2	1,436
2021							637.7	461.2	479.8	472.5	4.9	1,518
2022								380.5	378.9	372.1	43.6	1,475
2023									223.6	215.0	40.4	1,104
2024										254.5	135.5	737
									Total	$2,925.2

	Property Catastrophe and Other Property Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$35.6	$92.4	$122.0	$135.0	$151.9	$154.2	$155.6	$151.9	$151.9	$151.9
2016		54.7	157.1	196.8	207.0	219.5	224.3	221.7	221.7	221.7
2017			122.6	353.3	410.7	434.1	407.3	431.8	431.8	431.8
2018				121.4	266.8	265.6	258.0	283.0	283.0	283.0
2019					28.0	134.1	158.8	157.5	157.5	157.5
2020						41.1	162.2	232.7	306.0	306.0
2021							74.6	229.2	351.5	414.8
2022								63.3	193.6	261.3
2023									43.9	103.8
2024										32.8
									Total	$2,364.6

		All outstanding liabilities for 2015 and subsequent years, net of reinsurance								$560.6
			All outstanding liabilities before 2015, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$560.6

	Casualty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2024
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$188.9	$195.2	$204.9	$207.6	$205.5	$201.9	$192.2	$115.2	$115.2	$115.2	$—	2,090
2016		226.6	238.7	238.3	248.4	255.8	246.6	135.2	135.2	135.2	—	2,268
2017			238.4	236.4	246.9	246.3	257.7	109.6	109.6	109.6	—	2,346
2018				223.7	252.6	260.6	251.2	91.7	91.7	91.7	—	2,262
2019					230.1	250.8	241.5	52.2	52.2	52.2	—	1,939
2020						250.2	231.2	195.8	178.2	187.2	42.4	1,563
2021							203.5	213.8	203.6	199.4	63.2	1,594
2022								246.6	247.8	246.0	138.5	1,650
2023									268.3	267.7	187.6	1,565
2024										286.9	260.0	848
									Total	$1,691.1

	Casualty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$3.3	$17.4	$37.5	$64.4	$88.0	$106.8	$115.2	$115.2	$115.2	$115.2
2016		8.7	32.6	62.4	94.2	123.8	135.4	135.2	135.2	135.2
2017			8.7	29.9	58.1	96.0	109.5	109.6	109.6	109.6
2018				7.0	33.0	72.6	91.8	91.7	91.7	91.7
2019					9.1	36.0	52.0	52.2	52.2	52.2
2020						8.9	27.3	43.5	70.7	100.9
2021							7.7	36.8	63.3	96.4
2022								9.1	30.7	59.6
2023									8.2	35.0
2024										9.4
									Total	$805.2

		All outstanding liabilities for 2015 and subsequent years, net of reinsurance								$885.9
			All outstanding liabilities before 2015, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$885.9

	Specialty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance										As at December 31, 2024
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$161.6	$164.5	$159.3	$154.0	$152.5	$148.1	$147.9	$129.2	$129.2	$129.2	$—	775
2016		233.9	234.7	232.7	225.9	221.0	208.8	185.8	185.8	185.8	—	943
2017			372.6	385.9	370.0	359.1	352.6	303.3	303.3	303.3	—	1,337
2018				389.3	388.9	387.4	412.0	322.3	322.3	322.3	—	1,428
2019					468.6	491.7	396.9	398.6	398.6	398.6	—	1,557
2020						411.2	598.7	372.9	377.1	369.5	15.1	1,519
2021							155.2	150.3	140.0	136.4	24.3	1,385
2022								192.6	191.6	196.2	98.9	1,458
2023									140.7	144.3	73.0	1,188
2024										153.5	125.6	803
									Total	$2,339.1

	Specialty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
	($ in millions)
2015	$17.2	$54.6	$101.6	$118.6	$127.1	$130.1	$129.9	$129.2	$129.2	$129.2
2016		57.9	148.8	162.7	180.5	190.6	192.0	185.8	185.8	185.8
2017			93.8	236.6	267.8	302.4	303.3	303.3	303.3	303.3
2018				26.5	277.9	310.6	322.1	322.3	322.3	322.3
2019					272.2	379.0	396.9	398.6	398.6	398.6
2020						212.5	269.2	289.6	310.1	333.0
2021							28.0	52.8	75.2	87.9
2022								25.3	52.6	74.3
2023									22.3	48.1
2024										14.0
									Total	$1,896.5

		All outstanding liabilities for 2015 and subsequent years, net of reinsurance								$442.6
			All outstanding liabilities before 2015, net of reinsurance							—
		Liabilities for claims and claim adjustment expenses, net of reinsurance								$442.6